FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Fair Value of Derivative Contracts
The fair value of derivative contracts as of December 31, 2016 and December 31, 2015 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 6	2 0 1 5	2 0 1 6	2 0 1 5
Derivatives designated as hedging instruments in cash flow hedge	$-	$-	$58	$114

Impact of Derivative Instruments on Total Operating Expenses
The impact of derivative instrument on total operating expenses in the year ended December 31, 2016, 2015 and 2014 was:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Gain (loss) on derivative instruments	$50	$(1,205)	$(126)